Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade And Other Current Payables [Abstract]
Share based payment liabilities	€ 2,951
Total trade and other payables	€ 20,854	€ 18,503